Commitment and Contingencies (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Delayed Draw and Revolving Senior Secured Loans
Financial Support for Nonconsolidated Legal Entity [Line Items]
Unfunded commitments	$ 287,164	$ 314,251	$ 509,403
Financial Support, Capital Contributions
Financial Support for Nonconsolidated Legal Entity [Line Items]
Unfunded commitments		$ 220,271	$ 425,694